Capital Requirements And Other Regulatory Matters	12 Months Ended
Dec. 31, 2012
Capital Requirements And Other Regulatory Matters

NOTE 18 – CAPITAL REQUIREMENTS AND OTHER REGULATORY MATTERS

The Company and IBERIABANK are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and IBERIABANK must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and IBERIABANK to maintain minimum amounts and ratios of total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2012 and 2011, that the Company and IBERIABANK met all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the Federal Deposit Insurance Corporation categorized IBERIABANK as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since the notification that management believes have changed either entity’s category. The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31, 2012 and 2011 are presented in the following table.

	Actual		Minimum		Well Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2012
Tier 1 leverage capital:
IBERIABANK Corporation	$1,185,144	9.70%	$488,803	4.00%		N/A	N/A	%
IBERIABANK	1,041,540	8.57	486,307	4.00		607,884	5.00

Tier 1 risk-based capital:
IBERIABANK Corporation	1,185,144	12.92	366,792	4.00		N/A	N/A
IBERIABANK	1,041,540	11.41	365,230	4.00		547,845	6.00

Total risk-based capital:
IBERIABANK Corporation	1,301,498	14.19	733,583	8.00		N/A	N/A
IBERIABANK	1,157,412	12.68	730,461	8.00		913,076	10.00

December 31, 2011
Tier 1 leverage capital:
IBERIABANK Corporation	$1,164,801	10.45%	$445,905	4.00%	$	N/A	N/A	%
IBERIABANK	997,277	9.00	443,165	4.00		553,956	5.00

Tier 1 risk-based capital:
IBERIABANK Corporation	1,164,801	14.94	311,908	4.00		N/A	N/A
IBERIABANK	997,277	12.88	309,802	4.00		464,703	6.00

Total risk-based capital:
IBERIABANK Corporation	1,263,496	16.20	623,816	8.00		N/A	N/A
IBERIABANK	1,095,322	14.14	619,604	8.00		774,505	10.00

In June 2012, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) approved three related notices of proposed rulemaking (the “NPRs”) relating to implementation of minimum capital requirements and a capital conservation buffer reflecting requirements of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and the Basel III international capital standards. The three NPRs are expected to be published jointly by the Federal Reserve, the FDIC, and the Office of the Comptroller of Currency after each agency has completed its approval process. If approved as proposed, the NPRs would be effective over a phased-in period from 2013 to 2019. The Company is in the process of evaluating the impact of the proposed rules on the Company and IBERIABANK.